UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)
Consumer Discretionary (8.1%)
Sony Corp. ADR	17,513,600	787,236
Ross Stores Inc.	8,483,800	680,825
L Brands Inc.	10,574,873	636,819
TJX Cos. Inc.	6,710,800	513,108
Carnival Corp.	7,246,300	480,937
Walt Disney Co.	3,500,000	376,285
^,1 Mattel Inc.	24,241,529	372,835
Royal Caribbean Cruises Ltd.	2,956,333	352,631
Whirlpool Corp.	1,397,464	235,668
* Amazon.com Inc.	194,765	227,772
Comcast Corp. Class A	1,947,900	78,013
Marriott International Inc. Class A	490,300	66,548
MGM Resorts International	1,494,600	49,905
* Charter Communications Inc. Class A	136,000	45,691
CBS Corp. Class B	537,767	31,728
Las Vegas Sands Corp.	361,500	25,121
Hilton Worldwide Holdings Inc.	295,366	23,588
Newell Brands Inc.	555,000	17,150
Bed Bath & Beyond Inc.	728,670	16,024
* Ulta Beauty Inc.	30,000	6,710
Adient plc	69,700	5,485
* Netflix Inc.	27,100	5,202
Entercom Communications Corp. Class A	353,458	3,817
		5,039,098
Consumer Staples (0.2%)
CVS Health Corp.	2,108,665	152,878
Constellation Brands Inc. Class A	5,600	1,280
Philip Morris International Inc.	6,600	697
Altria Group Inc.	7,100	507
		155,362
Energy (0.9%)
EOG Resources Inc.	1,897,700	204,781
Schlumberger Ltd.	2,462,600	165,955
^,* Transocean Ltd.	7,875,679	84,112
Noble Energy Inc.	2,185,600	63,688
National Oilwell Varco Inc.	375,000	13,507
Pioneer Natural Resources Co.	2,800	484
		532,527
Financials (7.1%)
JPMorgan Chase & Co.	11,159,800	1,193,429
Charles Schwab Corp.	18,789,475	965,215
Wells Fargo & Co.	11,264,200	683,399
Marsh & McLennan Cos. Inc.	6,485,976	527,894
Discover Financial Services	2,542,571	195,575
US Bancorp	3,585,000	192,084
Progressive Corp.	3,056,300	172,131
Bank of America Corp.	5,467,432	161,399
Citigroup Inc.	1,841,463	137,023

CME Group Inc.	896,318	130,907
Travelers Cos. Inc.	287,601	39,010
American Express Co.	372,100	36,953
Chubb Ltd.	41,133	6,011
		4,441,030
Health Care (21.5%)
* Biogen Inc.	9,206,500	2,932,915
Eli Lilly & Co.	28,411,102	2,399,602
Amgen Inc.	11,834,500	2,058,020
Roche Holding AG	4,968,100	1,256,211
Novartis AG ADR	12,847,965	1,078,715
AstraZeneca plc ADR	23,170,804	804,027
* Boston Scientific Corp.	28,855,060	715,317
Thermo Fisher Scientific Inc.	2,595,400	492,815
Medtronic plc	5,319,000	429,509
Abbott Laboratories	5,938,768	338,926
* Bioverativ Inc.	4,642,348	250,315
* BioMarin Pharmaceutical Inc.	1,434,500	127,914
Bristol-Myers Squibb Co.	1,847,700	113,227
Johnson & Johnson	696,600	97,329
Merck & Co. Inc.	1,600,000	90,032
Agilent Technologies Inc.	1,169,600	78,328
Zimmer Biomet Holdings Inc.	390,100	47,073
Sanofi ADR	1,008,000	43,344
Stryker Corp.	180,000	27,871
GlaxoSmithKline plc ADR	560,000	19,863
		13,401,353
Industrials (19.4%)
FedEx Corp.	9,561,326	2,385,933
1 Southwest Airlines Co.	34,011,000	2,226,020
Airbus SE	11,248,558	1,117,969
American Airlines Group Inc.	20,718,700	1,077,994
Caterpillar Inc.	5,488,800	864,925
* United Continental Holdings Inc.	10,948,100	737,902
Delta Air Lines Inc.	11,658,000	652,848
Deere & Co.	3,242,800	507,531
Siemens AG	3,425,000	474,222
Alaska Air Group Inc.	4,996,700	367,307
Honeywell International Inc.	2,330,000	357,329
Union Pacific Corp.	1,975,000	264,847
Boeing Co.	893,700	263,561
United Parcel Service Inc. Class B	2,121,970	252,833
Textron Inc.	2,355,000	133,269
CSX Corp.	2,260,000	124,323
Pentair plc	1,030,000	72,739
United Technologies Corp.	495,000	63,147
Rockwell Automation Inc.	180,200	35,382
TransDigm Group Inc.	128,600	35,316
* Ryanair Holdings plc ADR	250,000	26,047
* Herc Holdings Inc.	142,000	8,891
Safran SA	25,000	2,579
		12,052,914
Information Technology (36.6%)
* Adobe Systems Inc.	15,135,270	2,652,305
Texas Instruments Inc.	24,942,300	2,604,974
Microsoft Corp.	28,760,500	2,460,173

NVIDIA Corp.	7,442,800	1,440,182
* Alibaba Group Holding Ltd. ADR	8,316,073	1,433,940
* Alphabet Inc. Class C	1,344,255	1,406,628
* Alphabet Inc. Class A	1,325,334	1,396,107
* Micron Technology Inc.	31,031,700	1,276,024
1 NetApp Inc.	14,494,500	801,836
KLA-Tencor Corp.	6,315,800	663,601
HP Inc.	31,531,385	662,474
Hewlett Packard Enterprise Co.	43,964,854	631,335
Intuit Inc.	3,570,000	563,275
Cisco Systems Inc.	14,461,950	553,893
QUALCOMM Inc.	8,085,450	517,631
Intel Corp.	11,093,000	512,053
Activision Blizzard Inc.	5,600,000	354,592
^ Telefonaktiebolaget LM Ericsson ADR	52,371,304	349,840
Visa Inc. Class A	2,894,100	329,985
Oracle Corp.	5,874,400	277,742
Analog Devices Inc.	2,798,900	249,186
DXC Technology Co.	2,526,268	239,743
1 Plantronics Inc.	3,672,300	185,010
Corning Inc.	5,600,700	179,166
Micro Focus International plc ADR	4,414,685	148,289
Mastercard Inc. Class A	833,000	126,083
* BlackBerry Ltd.	10,737,500	119,938
* Dell Technologies Inc. Class V	1,250,600	101,649
Apple Inc.	547,500	92,653
* Altaba Inc.	1,307,300	91,315
* PayPal Holdings Inc.	1,095,900	80,680
Entegris Inc.	2,638,372	80,338
* eBay Inc.	2,058,300	77,680
* salesforce.com Inc.	538,400	55,041
* Keysight Technologies Inc.	375,600	15,625
Applied Materials Inc.	241,800	12,361
* Rambus Inc.	551,897	7,848
* Arista Networks Inc.	1,000	236
		22,751,431
Materials (1.4%)
Monsanto Co.	6,012,625	702,154
Praxair Inc.	902,100	139,537
DowDuPont Inc.	671,700	47,839
		889,530
Telecommunication Services (0.4%)
AT&T Inc.	6,082,042	236,470
* T-Mobile US Inc.	275,600	17,503
		253,973
Total Common Stocks (Cost $23,727,120)		59,517,218

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
2,3 Vanguard Market Liquidity Fund (Cost $2,789,279)	1.458%	27,890,694	2,789,348
Total Investments (100.1%) (Cost $26,516,399)			62,306,566
Other Assets and Liabilities-Net (-0.1%)3			(80,049)
Net Assets (100%)			62,226,517

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,554,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $31,724,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PRIMECAP Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,666,238	2,850,980	—
Temporary Cash Investments	2,789,348	—	—
Total	59,455,586	2,850,980	—

D. At December 31, 2017, the cost of investment securities for tax purposes was $26,516,399,000. Net unrealized appreciation of investment securities for tax purposes was $35,790,167,000, consisting of unrealized gains of $36,610,743,000 on securities that had risen in value since their purchase and $820,576,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Mattel Inc.	304,459	62,864	—	—	5,512	—	—	372,835
NetApp Inc.	634,279	—	—	—	167,557	2,899	—	801,836
Plantronics Inc.	162,389	—	—	—	22,621	551	—	185,010
Southwest Airlines Co.
	1,903,936	—	—	—	322,084	—	—	2,226,020
Vanguard Market
Liquidity Fund	3,318,618	NA1	NA1	(81)	(237)	10,009	—	2,789,348
Total
	6,323,681			(81)	517,537	13,459	—	6,375,049
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (17.9%)
Vanguard Total Stock Market Index Fund Investor Shares	45,405,620	3,028,555

International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	113,027,913	2,061,629

U.S. Bond Funds (54.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	586,726,017	6,289,703
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	115,735,565	2,828,577
		9,118,280
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Investor Shares	247,651,700	2,687,021
Total Investment Companies (Cost $14,193,907)		16,895,485
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $9,440)	94,390	9,440
Total Investments (100.1%) (Cost $14,203,347)		16,904,925
Other Assets and Liabilities-Net (-0.1%)		(19,436)
Net Assets (100%)		16,885,489

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $14,203,347,000. Net unrealized appreciation of investment securities for tax purposes was $2,701,578,000, consisting of unrealized gains of $2,739,540,000 on securities that had risen in value since their purchase and $37,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					December
	2017		from	Realized	Change In		Capital Gain	31, 2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity					—
Fund	2,961	NA1	NA1	(2)		18	—	9,440
Vanguard Short-Term
Inflation-Protected Securities
Index Fund	2,775,481	90,666	—	—	(37,570)	41,713	—	2,828,577
Vanguard Total Bond Market
II Index Fund	6,197,174	111,049	1,200	63	(17,383)	38,250	1,346	6,289,703
Vanguard Total International
Bond Index Fund	2,623,007	74,370	342	50	(10,064)	38,186	—	2,687,021
Vanguard Total International
Stock Index Fund	2,014,327	25,346	54,566	2,843	73,679	19,230	—	2,061,629
Vanguard Total Stock Market
Index Fund	3,024,180	14,250	182,971	66,950	106,146	14,249	—	3,028,555
Total	16,637,130	315,681	239,079	69,904	114,808	151,646	1,346	16,904,925
1 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (25.2%)
Vanguard Total Stock Market Index Fund Investor Shares	65,703,538	4,382,426

International Stock Fund (17.1%)
Vanguard Total International Stock Index Fund Investor Shares	163,197,976	2,976,731

U.S. Bond Funds (43.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	527,825,108	5,658,285
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	80,295,149	1,962,414
		7,620,699
International Bond Fund (14.0%)
Vanguard Total International Bond Index Fund Investor Shares	224,823,260	2,439,332
Total Investment Companies (Cost $13,524,296)		17,419,188
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $2,387)	23,874	2,388
Total Investments (100.1%) (Cost $13,526,683)		17,421,576
Other Assets and Liabilities-Net (-0.1%)		(16,342)
Net Assets (100%)		17,405,234

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $13,526,683,000. Net unrealized appreciation of investment securities for tax purposes was $3,894,893,000, consisting of unrealized gains of $3,915,211,000 on securities that had risen in value since their purchase and $20,318,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2015 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					December
	2017		from	Realized	Change In		Capital Gain	31, 2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity				—	—
Fund	1	NA1	NA1			5	—	2,388
Vanguard Short-Term				—
Inflation Protected Securities
Fund	1,857,697	134,016	3,585		(25,714)	28,557	—	1,962,414
Vanguard Total Bond Market				—
II Index Fund	5,539,438	160,467	26,179		(15,441)	34,179	1,202	5,658,285
Vanguard Total International				—
Bond Index Fund	2,334,226	113,987	—		(8,881)	33,943	—	2,439,332
Vanguard Total International
Stock Index Fund	3,034,415	31,185	202,262	21,994	91,399	28,287	—	2,976,731
Vanguard Total Stock
Market Index Fund	4,483,170	21,050	377,040	211,747	43,499	21,050	—	4,382,426
Total	17,248,947	460,705	609,066	233,741	84,862	146,021	1,202	17,421,576
1 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (32.6%)
Vanguard Total Stock Market Index Fund Investor Shares	159,431,591	10,634,087

International Stock Fund (22.1%)
Vanguard Total International Stock Index Fund Investor Shares	394,774,866	7,200,694

U.S. Bond Funds (33.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	879,782,059	9,431,264
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	55,974,286	1,368,012
		10,799,276
International Bond Fund (12.3%)
Vanguard Total International Bond Index Fund Investor Shares	371,583,915	4,031,685
Total Investment Companies (Cost $24,819,905)		32,665,742
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $13,818)	138,171	13,818
Total Investments (100.1%) (Cost $24,833,723)		32,679,560
Other Assets and Liabilities-Net (-0.1%)		(39,574)
Net Assets (100%)		32,639,986

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $24,833,723,000. Net unrealized appreciation of investment securities for tax purposes was $7,845,837,000, consisting of unrealized gains of $7,854,939,000 on securities that had risen in value since their purchase and $9,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,							Dec. 31,
	2017		Proceeds from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	3,904	NA1	NA1	(1)	—	17	—	13,818
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,163,653	223,975	2,410	—	(17,206)	19,286	—	1,368,012
Vanguard Total Bond
Market II Index Fund	8,935,698	559,167	38,214	—	(25,387)	56,445	2,007	9,431,264
Vanguard Total
International Bond Index
Fund	3,748,016	298,697	—	—	(15,028)	55,451	—	4,031,685
Vanguard Total
International Stock Index
Fund	6,960,556	98,648	124,559	5,102	260,947	67,263	—	7,200,694
Vanguard Total Stock
Market Index Fund	10,450,278	78,886	495,909	190,256	410,576	50,162	—	10,634,087

Total	31,262,105	1,259,373	661,092	195,357	613,902	248,624	2,007	32,679,560
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (37.9%)
Vanguard Total Stock Market Index Fund Investor Shares	222,740,167	14,856,769

International Stock Fund (25.5%)
Vanguard Total International Stock Index Fund Investor Shares	547,915,349	9,993,976

U.S. Bond Fund (25.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	944,190,199	10,121,719

International Bond Fund (10.9%)
Vanguard Total International Bond Index Fund Investor Shares	395,873,541	4,295,228
Total Investment Companies (Cost $28,382,607)		39,267,692
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $14,150)	141,497	14,151
Total Investments (100.1%) (Cost $28,396,757)		39,281,843
Other Assets and Liabilities-Net (-0.1%)		(50,340)
Net Assets (100%)		39,231,503

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $28,382,607,000. Net unrealized appreciation of investment securities for tax purposes was $10,885,086,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds				Capital	December
	2017		from	Realized	Change In		Gain	31, 2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	8,931	NA1	NA1	(4)	1	25	—	14,151
Vanguard Total Bond Market				—
II Index Fund	9,339,193	920,061	111,315		(26,220)	59,698	2,133	10,121,719
Vanguard Total International				—
Bond Index Fund	3,889,558	422,116	—		(16,446)	58,574	—	4,295,228
Vanguard Total International
Stock Index Fund	9,504,320	281,059	157,785	1,335	365,047	93,678	—	9,993,976
Vanguard Total Stock Market
Index Fund	14,384,000	112,080	472,875	28,056	805,508	69,821	—	14,856,769
Total	37,126,002	1,735,316	741,975	29,387	1,127,890	281,796	2,133	39,281,843
1 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (42.4%)
Vanguard Total Stock Market Index Fund Investor Shares	208,580,349	13,912,309

International Stock Fund (28.5%)
Vanguard Total International Stock Index Fund Investor Shares	513,275,960	9,362,154

U.S. Bond Fund (20.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	628,930,745	6,742,138

International Bond Fund (8.7%)
Vanguard Total International Bond Index Fund Investor Shares	263,170,186	2,855,397
Total Investment Companies (Cost $23,692,346)		32,871,998
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $1,435)	14,353	1,435
Total Investments (100.1%) (Cost $23,693,781)		32,873,433
Other Assets and Liabilities-Net (-0.1%)		(42,946)
Net Assets (100%)		32,830,486

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $23,693,781,000. Net unrealized appreciation of investment securities for tax purposes was $9,179,652,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2030 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds		Change in			Dec. 31,
	2017		from	Net	Net		Capital Gain	2017
	Market	Purchases	Securities	Realized	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity Fund	16,347	NA1	NA1	(1)	—	24	—	1,435
Vanguard Total
Bond Market II
Index Fund	6,203,572	760,908	205,037	310	(17,615)	39,576	1,409	6,742,138
Vanguard Total
International
Bond Index
Fund	2,547,466	319,071	—	—	(11,140)	38,921	—	2,855,397
Vanguard Total
International
Stock Index
Fund	8,796,361	327,689	102,283	909	339,478	87,540	—	9,362,154
Vanguard Total
Stock Market
Index Fund	13,333,026	89,564	284,475	12,535	761,659	64,912	—	13,912,309
Total	30,896,772	1,497,232	591,795	13,753	1,072,382	230,973	1,409	32,873,433
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (46.9%)
Vanguard Total Stock Market Index Fund Investor Shares	222,956,866	14,871,223

International Stock Fund (31.5%)
Vanguard Total International Stock Index Fund Investor Shares	547,727,799	9,990,555

U.S. Bond Fund (15.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	448,383,677	4,806,673

International Bond Fund (6.6%)
Vanguard Total International Bond Index Fund Investor Shares	191,484,605	2,077,608
Total Investment Companies (Cost $21,644,172)		31,746,059
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $13,261)	132,599	13,261
Total Investments (100.2%) (Cost $21,657,433)		31,759,320
Other Assets and Liabilities-Net (-0.2%)		(57,295)
Net Assets (100%)		31,702,025

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $21,657,433,000. Net unrealized appreciation of investment securities for tax purposes was $10,101,887,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2035 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					December
	2017		from	Realized	Change In		Capital Gain	31, 2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	15,625	NA1	NA1	(4)	1	19	—	13,261
Vanguard Total Bond Market				—
II Index Fund	4,405,128	556,992	143,053		(12,394)	28,201	1,005	4,806,673
Vanguard Total International				—
Bond Index Fund	1,835,053	250,665	—		(8,110)	28,035	—	2,077,608
Vanguard Total International
Stock Index Fund	9,355,903	381,176	109,096	605	361,967	93,271	—	9,990,555
Vanguard Total Stock
Market Index Fund	14,200,704	139,174	294,004	9,431	815,918	69,397	—	14,871,223
Total	29,812,413	1,328,007	546,153	10,032	1,157,382	218,923	1,005	31,759,320
1 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (51.5%)
Vanguard Total Stock Market Index Fund Investor Shares	184,695,249	12,319,173

International Stock Fund (34.5%)
Vanguard Total International Stock Index Fund Investor Shares	453,291,013	8,268,028

U.S. Bond Fund (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	223,756,537	2,398,670

International Bond Fund (4.2%)
Vanguard Total International Bond Index Fund Investor Shares	92,289,545	1,001,342
Total Investment Companies (Cost $16,517,254)		23,987,213
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $5,524)	55,236	5,524
Total Investments (100.2%) (Cost $16,522,778)		23,992,737
Other Assets and Liabilities-Net (-0.2%)		(49,665)
Net Assets (100%)		23,943,072

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $16,522,778,000. Net unrealized appreciation of investment securities for tax purposes was $7,469,959,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2040 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	10,689	NA1	NA1	—	—	10	—	5,524
Vanguard Total Bond
Market II Index Fund	2,138,153	392,234	125,712	—	(6,005)	13,793	491	2,398,670
Vanguard Total
International Bond
Index Fund	860,907	145,949	1,482	—	(4,032)	13,497	—	1,001,342
Vanguard Total
International Stock
Index Fund	7,692,108	352,302	75,287	673	298,232	76,930	—	8,268,028
Vanguard Total Stock
Market Index Fund	11,636,768	129,180	124,947	3,994	674,178	57,027	—	12,319,173

Total	22,338,625	1,019,665	327,428	4,667	962,373	161,257	491	23,992,737
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	177,690,665	11,851,967

International Stock Fund (36.2%)
Vanguard Total International Stock Index Fund Investor Shares	436,400,537	7,959,946

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	144,641,177	1,550,553

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	60,982,504	661,660
Total Investment Companies (Cost $14,865,939)		22,024,126
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $6,495)	64,949	6,496
Total Investments (100.1%) (Cost $14,872,434)		22,030,622
Other Assets and Liabilities-Net (-0.1%)		(23,681)
Net Assets (100%)		22,006,941

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $14,872,434,000. Net unrealized appreciation of investment securities for tax purposes was $7,158,188,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2045 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,235	NA1	NA1	(2)	—	11	—	6,496
Vanguard Total Bond
Market II Index Fund	1,432,028	184,085	61,544	(121)	(3,895)	9,157	327	1,550,553
Vanguard Total
International Bond
Index Fund	603,691	62,475	1,878	—	(2,628)	9,158	—	661,660
Vanguard Total
International Stock
Index Fund	7,317,231	419,471	62,597	221	285,620	73,905	—	7,959,946
Vanguard Total Stock
Market Index Fund	11,055,891	326,518	178,574	1,539	646,593	54,905	—	11,851,967

Total	20,415,076	992,549	304,593	1,637	925,690	147,136	327	22,030,622
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Investor Shares	118,131,004	7,879,338

International Stock Fund (36.2%)
Vanguard Total International Stock Index Fund Investor Shares	290,741,589	5,303,127

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	96,640,000	1,035,981

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	40,039,588	434,429
Total Investment Companies (Cost $10,608,035)		14,652,875
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $2,652)	26,518	2,652
Total Investments (100.1%) (Cost $10,610,687)		14,655,527
Other Assets and Liabilities-Net (-0.1%)		(20,627)
Net Assets (100%)		14,634,900

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $10,610,687,000. Net unrealized appreciation of investment securities for tax purposes was $4,044,840,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2050 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,411	NA1	NA1	(1)	—	12	—	2,652
Vanguard Total Bond
Market II Index Fund	941,432	138,087	40,859	358	(3,037)	6,056	216	1,035,981
Vanguard Total
International Bond
Index Fund	395,258	40,917	—	—	(1,746)	6,035	—	434,429
Vanguard Total
International Stock
Index Fund	4,811,996	313,587	11,806	(247)	189,597	48,919	—	5,303,127
Vanguard Total Stock
Market Index Fund	7,256,355	278,244	82,209	931	426,018	36,353	—	7,879,338

Total	13,411,452	770,835	134,874	1,041	610,832	97,375	216	14,655,527
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Investor Shares	51,084,554	3,407,340

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	125,431,947	2,287,879

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	41,893,166	449,095

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	17,229,526	186,940
Total Investment Companies (Cost $5,138,769)		6,331,254
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $3,928)	39,279	3,928
Total Investments (100.1%) (Cost $5,142,697)		6,335,182
Other Assets and Liabilities-Net (-0.1%)		(4,260)
Net Assets (100%)		6,330,922

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $5,142,697,000. Net unrealized appreciation of investment securities for tax purposes was $1,192,485,000, consisting of unrealized gains of $1,193,801,000 on securities that had risen in value since their purchase and $1,316,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2055 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in		Capital	Dec. 31,
	2017		from	Realized	Net		Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,448	NA1	NA1	(1)	—	11	—	3,928
Vanguard Total
Bond Market II Index
Fund	393,769	70,971	14,518	260	(1,387)	2,577	93	449,095
Vanguard Total
International Bond
Index Fund	164,044	23,680	—	—	(784)	2,588	—	186,940
Vanguard Total
International Stock
Index Fund	2,010,617	210,533	13,898	(39)	80,666	21,156	—	2,287,879
Vanguard Total
Stock Market Index
Fund	3,024,478	205,414	3,400	32	180,816	15,639	—	3,407,340
Total	5,595,356	510,598	31,816	252	259,311	41,971	93	6,335,182
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	19,419,074	1,295,252

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	47,626,052	868,699

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	15,789,892	169,268

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	6,670,912	72,380
Total Investment Companies (Cost $2,010,982)		2,405,599
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $1,281)	12,809	1,281
Total Investments (100.1%) (Cost $2,012,263)		2,406,880
Other Assets and Liabilities-Net (-0.1%)		(2,195)
Net Assets (100%)		2,404,685

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $2,012,263,000. Net unrealized appreciation of investment securities for tax purposes was $394,617,000, consisting of unrealized gains of $395,103,000 on securities that had risen in value since their purchase and $486,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2060 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
			Proceeds	Net	Change in
	Sept. 30, 2017		from	Realized	Net		Capital Gain	Dec. 31, 2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,174	NA1	NA1	—	—	3	—	1,281
Vanguard Total
Bond Market II
Index Fund	146,423	29,270	5,993	111	(543)	974	35	169,268
Vanguard Total
International Bond
Index Fund	60,960	12,065	338	—	(307)	983	—	72,380
Vanguard Total
International Stock
Index Fund	747,045	98,206	7,000	2	30,446	7,967	—	868,699
Vanguard Total
Stock Market
Index Fund	1,125,657	104,653	3,301	—	68,243	5,919	—	1,295,252

Total	2,081,259	244,194	16,632	113	97,839	15,846	35	2,406,880
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.4%)
U.S. Stock Fund (53.5%)
Vanguard Total Stock Market Index Fund Investor Shares	390,132	26,022

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	956,657	17,449

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	317,160	3,400

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	133,964	1,454
Total Investment Companies (Cost $46,670)		48,325
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $179)	1,789	179
Total Investments (99.8%) (Cost $46,849)		48,504
Other Assets and Liabilities-Net (0.2%)		80
Net Assets (100%)		48,584

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $46,849,000. Net unrealized appreciation of investment securities for tax purposes was $1,655,000, consisting of unrealized gains of $1,674,000 on securities that had risen in value since their purchase and $19,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2065 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			Dec. 31,
	2017		from	Realized	Net		Capital Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	101	NA1	NA1	—	78	—	—	179
Vanguard Total
Bond Market II
Index Fund	1,315	2,089	—	—	(4)	13	1	3,400
Vanguard Total
International Bond
Index Fund	564	900	—	—	(10)	19	—	1,454
Vanguard Total
International Stock
Index
Fund Investor Shares	6,797	10,226	—	2	424	148	—	17,449
Vanguard Total
International Stock
Index Fund ETF
Shares[2]	—	122	122	—	—	—	—	—
Vanguard Total Stock
Market Index Fund
Investor Shares	10,166	14,950	9	8	907	109	—	26,022
Vanguard Total
Stock Market Index
Fund ETF Shares[2]	—	526	526	—	—	—	—	—

Total	18,943	28,813	657	10	1,395	289	1	48,504
1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 The fund invested in ETF shares during the period, but sold their positions before the period end.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (17.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	14,286,944	953,368

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	35,089,896	640,040

U.S. Bond Funds (54.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	186,906,240	2,003,635
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	36,520,296	893,651
		2,897,286
International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Admiral Shares	39,483,970	856,802
Total Investment Companies (Cost $5,011,870)		5,347,496
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $1,458)	14,579	1,458
Total Investments (100.0%) (Cost $5,013,328)		5,348,954
Other Assets and Liabilities-Net (0.0%)		1,917
Net Assets (100%)		5,350,871

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $5,013,328,000. Net unrealized appreciation of investment securities for tax purposes was $335,626,000, consisting of unrealized gains of $338,190,000 on securities that had risen in value since their purchase and $2,564,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized Net	Change in		Capital Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,358	NA1	NA1	—	—	2	—	1,458
Vanguard Short-
Term Inflation-
Protected Securities	841,637	72,008	8,677	(1)	(11,316)	13,198	—	893,651
Vanguard Total Bond
Market II Index Fund	1,895,549	163,335	49,937	—	(5,312)	11,797	415	2,003,635
Vanguard Total
International Bond
Index Fund	779,202	80,366	—	—	(2,766)	11,857	—	856,802
Vanguard Total
International Stock
Index Fund	600,976	26,932	11,223	117	23,238	5,906	—	640,040
Vanguard Total Stock
Market Index Fund	911,460	16,471	27,162	868	51,731	4,633	—	953,368

Total	5,030,182	359,112	96,999	984	55,575	47,393	415	5,348,954
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (25.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	30,043,900	2,004,830

International Stock Fund (17.1%)
Vanguard Total International Stock Index Fund Investor Shares	74,970,128	1,367,455

U.S. Bond Funds (43.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	239,973,829	2,572,519
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	36,150,670	884,607
		3,457,126
International Bond Fund (14.4%)
Vanguard Total International Bond Index Fund Admiral Shares	52,829,997	1,146,411
Total Investment Companies (Cost $7,234,009)		7,975,822
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $3,164)	31,636	3,164
Total Investments (100.0%) (Cost $7,237,173)		7,978,986
Other Assets and Liabilities-Net (0.0%)		924
Net Assets (100%)		7,979,910

Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
1 Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $7,237,173,000. Net unrealized appreciation of investment securities for tax purposes was $741,813,000, consisting of unrealized gains of $747,718,000 on securities that had risen in value since their purchase and $5,905,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2015 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	(3)	—	6	—	3,164
Vanguard Short-Term
Inflation-Protected
Securities	835,433	76,060	15,625	—	(11,261)	13,151	—	884,607
Vanguard Total Bond
Market II Index Fund	2,442,045	165,616	28,346	—	(6,796)	15,343	541	2,572,519
Vanguard Total
International Bond Index
Fund	1,018,525	132,272	828	—	(3,558)	15,368	—	1,146,411
Vanguard Total
International Stock
Index Fund	1,323,606	24,987	31,494	2,158	48,198	12,670	—	1,367,455
Vanguard Total Stock
Market Index Fund	1,986,626	23,011	118,705	10,575	103,323	9,979	—	2,004,830
Total	7,606,236	421,946	194,998	12,730	129,906	66,517	541	7,978,986
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (32.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	93,956,561	6,269,721

International Stock Fund (21.8%)
Vanguard Total International Stock Index Fund Investor Shares	229,714,256	4,189,988

U.S. Bond Funds (32.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	514,991,601	5,520,710
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	32,519,673	795,757
		6,316,467
International Bond Fund (12.6%)
Vanguard Total International Bond Index Fund Admiral Shares	111,463,463	2,418,757
Total Investment Companies (Cost $17,131,915)		19,194,933
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $1,556)	15,556	1,556
Total Investments (99.9%) (Cost $17,133,471)		19,196,489
Other Assets and Liabilities-Net (0.1%)		13,745
Net Assets (100%)		19,210,234

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $17,133,471,000. Net unrealized appreciation of investment securities for tax purposes was $2,063,018,000, consisting of unrealized gains of $2,078,332,000 on securities that had risen in value since their purchase and $15,314,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
			Proceeds					Dec. 31,
	Sept. 30, 2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	973	NA1	NA1	—	—	5	—	1,556
Vanguard Short-Term
Inflation-Protected
Securities Index Fund
	669,958	138,494	3,000	—	(9,695)	11,334	—	795,757
Vanguard Total Bond
Market II Index Fund
	5,065,910	560,501	91,092	715	(15,324)	32,312	1,150	5,520,710
Vanguard Total
International Bond Index
Fund	2,129,764	297,085	—	—	(8,092)	32,754	—	2,418,757
Vanguard Total
International Stock Index
Fund	3,862,091	189,508	13,000	179	151,210	38,821	—	4,189,988
Vanguard Total Stock
Market Index Fund	5,851,427	110,793	34,683	530	341,654	30,565	—	6,269,721
Total
	17,580,123	1,296,381	141,775	1,424	459,753	145,791	1,150	19,196,489
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (37.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	135,318,124	9,029,778

International Stock Fund (25.4%)
Vanguard Total International Stock Index Fund Investor Shares	332,153,048	6,058,472

U.S. Bond Fund (25.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	572,439,695	6,136,553

International Bond Fund (11.0%)
Vanguard Total International Bond Index Fund Admiral Shares	120,817,107	2,621,731
Total Investment Companies (Cost $20,987,611)		23,846,534
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $4)	36	4
Total Investments (99.9%) (Cost $20,987,615)		23,846,538
Other Assets and Liabilities-Net (0.1%)		29,231
Net Assets (100%)		23,875,769

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $20,987,615,000. Net unrealized appreciation of investment securities for tax purposes was $2,858,923,000, consisting of unrealized gains of $2,870,938,000 on securities that had risen in value since their purchase and $12,015,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	4,152	NA1	NA1	—	—	11	—	4
Vanguard Total Bond
Market II Index Fund	5,490,573	796,592	134,815	1,270	(17,067)	35,420	1,266	6,136,553
Vanguard Total
International Bond
Index Fund	2,275,281	355,242	—	—	(8,792)	35,546	—	2,621,731
Vanguard Total
International Stock
Index Fund	5,485,573	367,535	11,185	26	216,523	55,853	—	6,058,472
Vanguard Total Stock
Market Index Fund	8,350,447	211,510	21,642	60	489,403	43,937	—	9,029,778

Total	21,606,026	1,730,879	167,642	1,356	680,067	170,767	1,266	23,846,538
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (42.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	135,049,091	9,011,826

International Stock Fund (28.3%)
Vanguard Total International Stock Index Fund Investor Shares	331,297,420	6,042,865

U.S. Bond Fund (20.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	405,379,006	4,345,663

International Bond Fund (8.8%)
Vanguard Total International Bond Index Fund Admiral Shares	86,272,288	1,872,108
Total Investment Companies (Cost $18,494,305)		21,272,462
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $3)	30	3
Total Investments (99.8%) (Cost $18,494,308)		21,272,465
Other Assets and Liabilities-Net (0.2%)		40,823
Net Assets (100%)		21,313,288

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $18,494,308,000. Net unrealized appreciation of investment securities for tax purposes was $2,778,157,000, consisting of unrealized gains of $2,786,098,000 on securities that had risen in value since their purchase and $7,941,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2030 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	7,534	NA1	NA1	—	—	9	—	3
Vanguard Total Bond
Market II Index Fund	3,892,483	542,752	78,487	—	(11,085)	24,982	889	4,345,663
Vanguard Total
International Bond
Index Fund	1,595,870	282,804	—	—	(6,566)	25,449	—	1,872,108
Vanguard Total
International Stock
Index Fund	5,409,796	431,269	13,736	104	215,432	55,701	—	6,042,865
Vanguard Total Stock
Market Index Fund	8,238,969	322,510	35,618	102	485,863	43,684	—	9,011,826

Total	19,144,652	1,579,335	127,841	206	683,644	149,825	889	21,272,465
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (46.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	137,039,961	9,144,676

International Stock Fund (31.4%)
Vanguard Total International Stock Index Fund Investor Shares	337,082,455	6,148,384

U.S. Bond Fund (15.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	276,446,034	2,963,501

International Bond Fund (6.5%)
Vanguard Total International Bond Index Fund Admiral Shares	58,822,702	1,276,453
Total Investment Companies (Cost $16,714,891)		19,533,014
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $3)	27	3
Total Investments (99.8%) (Cost $16,714,894)		19,533,017
Other Assets and Liabilities-Net (0.2%)		47,284
Net Assets (100%)		19,580,301

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $16,714,894,000. Net unrealized appreciation of investment securities for tax purposes was $2,818,123,000, consisting of unrealized gains of $2,824,069,000 on securities that had risen in value since their purchase and $5,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2035 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from		Change in		Capital Gain	2017
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,600	NA1	NA1	—	—	9	—	3
Vanguard Total
Bond Market II
Index Fund	2,659,139	403,730	91,834	—	(7,534)	16,975	604	2,963,501
Vanguard Total
International Bond
Index Fund	1,064,701	216,377	—	—	(4,625)	17,383	—	1,276,453
Vanguard Total
International Stock
Index Fund	5,490,662	438,586	—	—	219,136	56,616	—	6,148,384
Vanguard Total
Stock Market Index
Fund	8,357,981	339,319	45,897	123	493,150	44,380	—	9,144,676

Total	17,576,083	1,398,012	137,731	123	700,127	135,363	604	19,533,017
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (51.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	127,900,276	8,534,786

International Stock Fund (34.4%)
Vanguard Total International Stock Index Fund Investor Shares	314,059,451	5,728,444

U.S. Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	154,657,529	1,657,929

International Bond Fund (4.2%)
Vanguard Total International Bond Index Fund Admiral Shares	32,201,579	698,774
Total Investment Companies (Cost $14,038,492)		16,619,933
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $513)	5,128	513
Total Investments (99.7%) (Cost $14,039,005)		16,620,446
Other Assets and Liabilities-Net (0.3%)		48,529
Net Assets (100%)		16,668,975

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $14,039,005,000. Net unrealized appreciation of investment securities for tax purposes was $2,581,441,000, consisting of unrealized gains of $2,584,879,000 on securities that had risen in value since their purchase and $3,438,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2040 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,675	NA1	NA1	1	—	7	—	513
Vanguard Total Bond
Market II Index Fund	1,452,659	270,100	60,732	—	(4,098)	9,342	332	1,657,929
Vanguard Total
International Bond
Index Fund	585,456	115,941	—	—	(2,623)	9,593	—	698,774
Vanguard Total
International Stock
Index Fund	5,044,829	489,436	9,209	56	203,332	52,790	—	5,728,444
Vanguard Total Stock
Market Index Fund	7,780,246	343,473	47,290	193	458,164	41,245	—	8,534,786

Total	14,865,865	1,218,950	117,231	250	654,775	112,977	332	16,620,446
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	109,254,335	7,290,542

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	268,163,553	4,891,303

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	88,904,428	953,055

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	18,773,352	407,382
Total Investment Companies (Cost $11,381,774)		13,542,282
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $6,943)	69,422	6,943
Total Investments (99.8%) (Cost $11,388,717)		13,549,225
Other Assets and Liabilities-Net (0.2%)		31,215
Net Assets (100%)		13,580,440

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $11,388,717,000. Net unrealized appreciation of investment securities for tax purposes was $2,160,508,000, consisting of unrealized gains of $2,162,338,000 on securities that had risen in value since their purchase and $1,830,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2045 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,581	NA1	NA1	—	—	12	—	6,943
Vanguard Total Bond
Market II Index Fund	856,136	137,428	38,027	—	(2,482)	5,515	196	953,055
Vanguard Total
International Bond
Index Fund	351,712	57,241	—	—	(1,571)	5,700	—	407,382
Vanguard Total
International Stock
Index Fund	4,305,441	413,009	—	—	172,853	45,023	—	4,891,303
Vanguard Total Stock
Market Index Fund	6,529,807	388,051	16,107	50	388,741	35,064	—	7,290,542

Total	12,046,677	995,729	54,134	50	557,541	91,314	196	13,549,225
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	73,107,805	4,878,484

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	179,350,491	3,271,353

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	59,435,704	637,151

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	12,579,114	272,967
Total Investment Companies (Cost $7,660,016)		9,059,955
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $4,172)	41,720	4,172
Total Investments (99.8%) (Cost $7,664,188)		9,064,127
Other Assets and Liabilities-Net (0.2%)		22,483
Net Assets (100%)		9,086,610

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $7,664,188,000. Net unrealized appreciation of investment securities for tax purposes was $1,399,939,000, consisting of unrealized gains of $1,401,293,000 on securities that had risen in value since their purchase and $1,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2050 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,047	NA1	NA1	—	—	10	—	4,172
Vanguard Total Bond
Market II Index Fund	559,679	101,744	22,634	241	(1,879)	3,668	132	637,151
Vanguard Total
International Bond
Index Fund	231,846	42,179	—	—	(1,058)	3,781	—	272,967
Vanguard Total
International Stock
Index Fund	2,840,923	315,817	—	—	114,613	30,089	—	3,271,353
Vanguard Total Stock
Market Index Fund	4,310,066	311,907	1,253	6	257,758	23,413	—	4,878,484

Total	7,944,561	771,647	23,887	247	369,434	60,961	132	9,064,127
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (53.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	30,349,758	2,025,239

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	74,608,177	1,360,853

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	24,693,718	264,717

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	5,215,933	113,186
Total Investment Companies (Cost $3,218,426)		3,763,995
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $1,879)	18,786	1,879
Total Investments (99.7%) (Cost $3,220,305)		3,765,874
Other Assets and Liabilities-Net (0.3%)		12,630
Net Assets (100%)		3,778,504

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $3,220,305,000. Net unrealized appreciation of investment securities for tax purposes was $545,569,000, consisting of unrealized gains of $546,190,000 on securities that had risen in value since their purchase and $621,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2055 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in
	2017		from	Realized	Net		Capital Gain	Dec. 31, 2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market Liquidity
Fund	2,132	NA1	NA1	—	—	6	—	1,879
Vanguard Total
Bond Market II
Index Fund	225,447	48,569	8,632	154	(821)	1,509	56	264,717
Vanguard Total
International
Bond Index
Fund	93,488	20,148	—	—	(450)	1,557	—	113,186
Vanguard Total
International
Stock Index
Fund	1,145,876	167,963	—	—	47,014	12,487	—	1,360,853
Vanguard Total
Stock Market
Index Fund	1,742,584	177,185	200	(1)	105,671	9,710	—	2,025,239

Total	3,209,527	413,865	8,832	153	151,414	25,269	56	3,765,874
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (101.3%)
U.S. Stock Fund (54.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	8,029,028	535,777

International Stock Fund (36.6%)
Vanguard Total International Stock Index Fund Investor Shares	19,729,115	359,859

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	6,533,820	70,043

International Bond Fund (3.1%)
Vanguard Total International Bond Index Fund Admiral Shares	1,380,991	29,967
Total Investment Companies (Cost $866,336)		995,646
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $1,402)	14,022	1,402
Total Investments (101.5%) (Cost $867,738)		997,048
Other Assets and Liabilities-Net (-1.5%)		(14,329)
Net Assets (100%)		982,719

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $867,738,000. Net unrealized appreciation of investment securities for tax purposes was $129,310,000, consisting of unrealized gains of $129,429,000 on securities that had risen in value since their purchase and $119,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2060 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in
	2017		from	Realized	Net		Capital Gain	Dec. 31, 2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,282	NA1	NA1	—	—	4	—	1,402
Vanguard Total Bond
Market II Index Fund	56,647	15,313	1,750	49	(216)	385	14	70,043
Vanguard Total
International Bond
Index Fund	23,598	6,482	—	—	(113)	396	—	29,967
Vanguard Total
International Stock
Index Fund	290,323	57,563	—	—	11,973	3,239	—	359,859
Vanguard Total Stock
Market Index Fund	435,873	74,699	1,656	4	26,857	2,511	—	535,777
Total	807,723	154,057	3,406	53	38,501	6,535	14	997,048
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of December 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (97.3%)
U.S. Stock Fund (52.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	143,899	9,602

International Stock Fund (35.1%)
Vanguard Total International Stock Index Fund Investor Shares	352,997	6,439

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	117,044	1,255

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	24,710	536
Total Investment Companies (Cost $17,283)		17,832
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
1 Vanguard Market Liquidity Fund, 1.458% (Cost $424)	4,235	424
Total Investments (99.6%) (Cost $17,707)		18,256
Other Assets and Liabilities-Net (0.4%)		65
Net Assets (100%)		18,321

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2017, the cost of investment securities for tax purposes was $17,707,000. Net unrealized appreciation of investment securities for tax purposes was $549,000, consisting of unrealized gains of $555,000 on securities that had risen in value since their purchase and $6,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2065 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			Dec. 31,
	2017		from	Realized	Net		Capital Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	86	NA1	NA1	—	—	1	—	424
Vanguard Total
Bond Market ll
Index Fund	377	972	93	(1)	—	5	—	1,255
Vanguard Total
International
Bond Index Fund	161	419	40	—	(4)	7	—	536
Vanguard Total
International
Stock Index
Fund Investor
Shares	1,946	4,858	521	—	156	55	—	6,439
Vanguard
International
Stock Index
Fund ETF
Shares[2]	—	221	221	—	—	—	—	—
Vanguard Total
Stock Market
Index Fund
Institutional
Shares	2,911	7,169	810	6	326	43	—	9,602
Vanguard Total
Stock Market
Index Fund ETF
Shares[2]	—	1,204	1,206	2	—	—	—	—

Total	5,481	14,843	2,891	7	478	111	—	18,256
1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 The fund invested in ETF Shares during the period, but sold their positions before period end.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.